UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-3178
RIVERSOURCE BOND SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 7/31
Date of reporting period: 10/31

Portfolio of Investments
RiverSource Floating Rate Fund
Oct. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Senior Loans (92.6%)(i)

	Coupon	Principal
Borrower	rate	amount		Value(a)
Aerospace & Defense (1.3%)
Spirit AeroSystems Holdings
Tranche B1 Term Loan
09-30-13	2.03%	$1,979,021		$1,902,335
TransDigm
Term Loan
06-23-13	2.29	1,800,000		1,717,884
Wesco Aircraft Hardware
1st Lien Term Loan
09-30-13	2.50	778,000		733,755
Wesco Aircraft Hardware
2nd Lien Term Loan
03-28-14	6.00	1,100,000		918,500

Total				5,272,474

Airlines (1.3%)
Delta Air Lines
2nd Lien Term Loan
04-30-14	3.53	1,783,938		1,479,402
Delta Air Lines
Tranche B Term Loan
09-27-13	8.75	1,000,000		999,170
United Air Lines
Tranche B Term Loan
02-01-14	2.31	1,917,361		1,497,937
US Airways Group
Term Loan
03-21-14	2.78	2,080,500		1,391,855

Total				5,368,364

Automotive (2.7%)
DaimlerChrysler Financial Services Americas LLC
1st Lien Term Loan
08-03-12	4.25	1,492,386		1,427,094
Delphi Holdings
Tranche A Term Loan
10-06-14	6.00	6,457	(k)	5,575
Delphi Holdings
Tranche B Term Loan
10-06-14	6.00	15,733	(k)	12,980
Ford Motor
Term Loan

	Coupon	Principal
Borrower	rate	amount		Value(a)
12-15-13	3.25-3.29	1,992,348		1,770,240
Goodyear Engineered Product
Delayed Draw Term Loan
07-31-14	2.50	147,375		118,177
Goodyear Engineered Product
Term Loan
07-31-14	2.50	1,029,000		825,135
Goodyear Tire & Rubber
2nd Lien Term Loan
04-30-14	2.34	1,670,000		1,507,175
Mark IV Inds
2nd Lien Term Loan
12-31-11	8.50	988,178	(b)	14,823
Metaldyne LLC
Term Loan
01-11-12	3.50	296,251	(b)	18,762
Metaldyne LLC
Tranche B Term Loan
01-13-14	3.50	2,087,236	(b)	132,185
Motorsports Aftermarket
Tranche B Term Loan
11-29-13	2.74-2.78	1,198,774		821,160
Oshkosh Truck
Tranche B Term Loan
12-06-13	6.29-6.33	1,057,901		1,054,812
Plastech Engineered Products
1st Lien Term Loan
02-13-13	7.75	238,562	(b,m)	35,784
TRW Automotive
Tranche B1 Term Loan
02-09-14	6.25	1,183,510		1,179,569
Visteon
Term Loan
06-13-13	5.25	1,250,000	(b)	1,070,175
12-13-13	5.25	1,125,000	(b)	963,990

Total				10,957,636

Brokerage (0.2%)
Nuveen Investments
1st Lien Term Loan
11-13-14	3.28	910,704		784,508
Building Materials (0.5%)
HD Supply
Term Loan
08-30-12	1.49	997,455		940,102
Springs Window Fashions LLC
Tranche B Term Loan
12-31-12	3.06	1,097,150		970,978

Total				1,911,080

Chemicals (5.2%)
Ashland

	Coupon	Principal
Borrower	rate	amount		Value(a)
Tranche B Term Loan
05-13-14	7.65	551,582		560,777
Brenntag Holding
Acquisition Term Loan
01-20-14	2.25-2.99	139,127	(c)	134,953
Brenntag Holding
Tranche B2 Term Loan
01-20-14	2.25	569,812	(c)	538,831
Celanese US Holdings LLC
Credit Linked Deposit
04-02-14	0.25-1.75	2,347,874		2,191,270
Celanese US Holdings LLC
Term Loan
04-02-14	2.04	994,898		928,538
Cognis
Tranche C Term Loan
09-15-13	2.30	2,050,000	(c)	1,829,625
Georgia Gulf
Term Loan
10-03-13	10.00	994,872		990,206
Hexion Specialty Chemicals
Tranche C1 Term Loan
05-05-13	2.56	841,062		668,047
Hexion Specialty Chemicals
Tranche C2 Term Loan
05-05-13	2.56	182,703		145,119
Huntsman Intl LLC
Tranche B Term Loan
04-21-14	1.99	990,911		898,221
Huntsman Intl LLC
Tranche C Term Loan
06-30-16	2.49	2,925,000		2,649,318
Ineos US Finance LLC
Pay-in-Kind
Tranche A4 Term Loan
12-17-12	2.00-7.00	1,466,450	(l)	1,300,258
ISP Chemco LLC
Term Loan
06-04-14	2.00	994,911		938,201
Kraton Polymers LLC
Term Loan
05-12-13	2.31	298,454		281,481
Lyondell Chemical
Debtor In Possession
Term Loan
TBD	TBD	173,806	(f,h,j,k)	179,873
12-15-09	13.00	347,774	(h)	359,911
02-03-10	5.80-6.56	520,810	(h)	491,082
Lyondell Chemical
Tranche B2 Term Loan
12-22-14	7.00	1,411,693		799,569
Millenium Chemicals
1st Lien Term Loan

	Coupon	Principal
Borrower	rate	amount		Value(a)
05-15-14	2.53	1,160,259		1,050,034
Millenium Chemicals
2nd Lien Term Loan
11-15-14	6.03	1,100,000		880,000
Nalco
Term Loan
05-13-16	6.50	1,393,000		1,413,895
PQ
1st Lien Term Loan
07-30-14	3.50-3.54	1,039,114		923,076
Univar
Tranche B Term Loan
10-10-14	3.24	1,183,167		1,077,274

Total				21,229,559

Construction Machinery (0.9%)
Flowserve
Term Loan
08-10-12	1.81	1,200,567		1,170,553
Manitowoc
Tranche B Term Loan
11-06-14	7.50	694,750		679,987
NACCO Materials Handling Group
Term Loan
03-21-13	2.24-3.41	967,500		752,231
Xerium Technologies
Tranche B Term Loan
05-18-12	5.78	1,161,356	(c)	917,471

Total				3,520,242

Consumer Cyclical Services (0.7%)
ServiceMaster
Delayed Draw
Term Loan
07-24-14	2.75	135,158		119,693
ServiceMaster
Term Loan
07-24-14	2.75-2.84	1,357,209		1,201,916
West Corp
Tranche B2 Term Loan
10-24-13	2.62	405,680		370,183
West Corp
Tranche B3 Term Loan
TBD	TBD	750,000	(f,j)	750,398
West Corp
Tranche B4 Term Loan
07-15-16	4.12	589,239		550,573

Total				2,992,763

Consumer Products (3.1%)
Amscan Holdings
Term Loan
05-27-13	2.50-3.38	2,268,097		2,041,287

	Coupon	Principal
Borrower	rate	amount		Value(a)
Central Garden & Pet
Tranche B Term Loan
09-30-12	1.75	646,653		598,962
Chattem
Term Loan
01-02-13	1.99-2.04	505,083		494,982
Fender Musical Instruments
Delayed Draw Term Loan
06-09-14	2.54	806,870		681,806
Fender Musical Instruments
Term Loan
06-09-14	2.54	1,597,399		1,349,802
Jarden
Tranche B1 Term Loan
01-24-12	2.03	3,588		3,456
Jarden
Tranche B4 Term Loan
01-26-15	3.53	2,543,066		2,523,357
Spectrum Brands
Letter of Credit
06-30-12	1.50	358,054		349,328
Spectrum Brands
Tranche B Term Loan
06-30-12	8.00-8.75	1,705,206		1,663,650
Visant
Tranche C Term Loan
12-21-11	2.32	1,944,846		1,905,949
Weight Watchers Intl
Tranche B Term Loan
01-26-14	1.75-1.81	1,079,673		1,039,866

Total				12,652,445

Diversified Manufacturing (3.9%)
Clarke American
Tranche B Term Loan
06-30-14	2.74-2.78	997,449		833,808
Contech Construction Products
Term Loan
01-31-13	2.25	2,100,724		1,841,641
Fidelity Natl Information Services
Tranche C Term Loan
01-18-12	4.47-6.50	421,989		419,879
Generac Acquisition
1st Lien Term Loan
11-10-13	2.78	872,151		790,021
Generac Acquisition
2nd Lien Term Loan
05-10-14	6.28	650,000		579,924
GPX Intl Tire
Pay-in-Kind
Term Loan
03-30-12	12.00	10,733	(l)	3,220
GPX Intl Tire

	Coupon	Principal
Borrower	rate	amount		Value(a)
Tranche B Term Loan
03-30-12	10.25	640,172	(m)	192,052
Hillman Group
Tranche B2 Term Loan
03-31-12	4.91	1,531,767		1,506,876
JohnsonDiversey
Delayed Draw Term Loan
12-16-10	2.48	7,775		7,717
JohnsonDiversey
Tranche B Term Loan
12-16-11	2.48	523,476		519,550
Mueller Water Products
Tranche B Term Loan
05-24-14	5.78	735,922		716,421
New Customer Service
Term Loan
05-22-14	2.74	1,828,436		1,703,883
Rexnord LLC/RBS Global
Tranche B1 Term Loan
07-19-13	2.75-2.81	1,448,361		1,381,982
RSC Holding III
2nd Lien Term Loan
11-30-13	3.79-3.91	1,912,617		1,718,486
Sensus Metering Systems
Tranche B3 Term Loan
06-03-13	7.00	2,486,970		2,486,969
WireCo WorldGroup
Term Loan
02-10-14	2.53	1,561,371		1,311,552

Total				16,013,981

Electric (7.2%)
AES
Term Loan
08-10-11	3.25-3.33	132,143		127,848
ANP Funding I LLC
Tranche A Term Loan
07-29-10	3.75	143,222		142,506
ANP Funding I LLC
Tranche B Term Loan
09-28-10	9.25	2,000,000		1,987,500
Bicent Power LLC
Tranche B 1st Lien Term Loan
06-30-14	2.29	82,346		75,896
Calpine
Term Loan
03-29-14	3.17	3,782,779		3,474,709
Coleto Creek Power LP
2nd Lien Term Loan
06-28-13	4.24	1,695,513		1,226,416
Coleto Creek Power LP
1st Lien Synthetic Letter of Credit
06-28-13	0.18-2.85	1,000,000		917,500

	Coupon	Principal
Borrower	rate	amount		Value(a)
Covanta Energy
Letter of Credit
02-10-14	0.19-1.50	667,623		632,853
Covanta Energy
Term Loan
02-10-14	1.75	1,322,206		1,253,346
Dynegy Holdings
Letter of Credit
04-02-13	4.00	2,663,993		2,551,519
FirstLight Power Resources
2nd Lien Term Loan
05-01-14	4.81	1,396,000		1,179,620
FirstLight Power Resources
Synthetic Letter of Credit
11-01-13	0.16-2.65	179,675		164,178
FirstLight Power Resources
Tranche B 1st Lien Term Loan
11-01-13	2.81	1,394,490		1,274,216
NRG Energy
Credit Linked Deposit
02-01-13	0.18-1.85	2,193,706		2,054,844
NRG Energy
Term Loan
02-01-13	1.99-2.03	1,551,407		1,453,203
RRI Energy
Letter of Credit
06-30-14	0.23-1.77	1,000,000		936,670
Texas Competitive Electric Holdings LLC
Tranche B2 Term Loan
TBD	TBD	274,300	(f,j)	212,040
10-10-14	3.74-3.78	5,890,378		4,553,380
TPF Generation Holdings LLC
1st Lien Synthetic Letter of Credit
12-15-13	0.18-2.10	161,594		152,071
TPF Generation Holdings LLC
1st Lien Term Loan
12-15-13	2.24	439,359		415,036
TPF Generation Holdings LLC
2nd Lien Term Loan
12-15-14	4.49-4.53	2,525,000		2,150,997
TPF Generation Holdings LLC
Synthetic Revolver Term Loan
12-15-11	0.19-2.10	50,656		47,490
USPF Holdings LLC
Term Loan
04-11-14	2.00	2,408,086		2,275,641

Total				29,259,479

Entertainment (3.8%)
24 Hour Fitness Worldwide
Tranche B Term Loan
06-08-12	2.75-2.79	883,969		819,148
AMC Entertainment

	Coupon	Principal
Borrower	rate	amount		Value(a)
Term Loan
01-28-13	1.74	915,092		860,946
AMF Bowling Worldwide
Tranche B Term Loan
06-07-13	2.74	1,240,478		1,041,617
Cedar Fair LP
Term Loan
08-30-12	2.24	213,986		204,740
Cedar Fair LP
Tranche B Term Loan
08-30-14	4.24	775,868		750,171
Cinemark USA
Term Loan
10-05-13	2.00-2.21	682,575		644,788
Hit Entertainment
2nd Lien Term Loan
TBD	TBD	9,100,000	(f,j)	4,823,000
02-26-13	5.98	2,067,017		1,095,519
Hit Entertainment
Term Loan
03-20-12	2.73	2,572,030		2,235,531
Metro-Goldwyn-Mayer
Tranche B Term Loan
04-09-12	20.50	993,560		557,020
Metro-Goldwyn-Mayer
Tranche B1 Term Loan
04-09-12	20.50	1,781,308	(b)	998,654
Natl CineMedia LLC
Term Loan
02-13-15	2.05	875,000		816,375
Regal Cinemas
Term Loan
10-27-13	4.03	726,666		717,808

Total				15,565,317

Environmental (0.3%)
EnviroSolutions Real Property Holdings
Term Loan
07-07-12	11.00	710,195		519,863
Synagro Technologies
1st Lien Term Loan
04-02-14	2.24	698,303		559,809

Total				1,079,672

Food and Beverage (3.8%)
Advance Food
1st Lien Delayed Draw Term Loan
03-16-14	2.00	61,191		57,978
Advance Food
1st Lien Term Loan
03-16-14	2.00	708,479		671,284
Aramark
Letter of Credit

	Coupon	Principal
Borrower	rate	amount	Value(a)
01-26-14	0.29-2.03	157,130	143,889
Aramark
Term Loan
01-26-14	2.12-2.16	2,394,770	2,192,962
B&G Foods
Tranche C Term Loan
02-26-13	2.35	621,739	608,527
Birds Eye Foods
Tranche B Term Loan
03-22-13	2.04	1,957,075	1,894,703
Bolthouse Farms
1st Lien Term Loan
12-16-12	2.56	596,298	579,530
Constellation Brands
Tranche B Term Loan
06-05-13	1.75	1,155,381	1,106,277
Dean Foods
Tranche B Term Loan
04-02-14	1.63-1.67	1,061,234	986,947
Fresh Start Bakeries
2nd Lien Term Loan
03-29-14	6.00	525,000	462,000
Fresh Start Bakeries
Tranche B Term Loan
09-29-13	2.50-4.50	725,189	694,368
Michael Foods
Tranche B Term Loan
05-01-14	6.50	763,375	770,375
Pierre Foods
Term Loan
09-30-14	8.50	427,500	429,638
Pinnacle Foods Finance LLC
Term Loan
04-02-14	3.00	1,989,822	1,859,867
Van Houtte
Tranche B Term Loan
07-19-14	2.78	87,776	83,826
Van Houtte
Tranche C Term Loan
07-19-14	2.78	11,969	11,431
Wm Wrigley Jr
Tranche B Term Loan
09-30-14	6.50	2,924,051	2,957,326

Total			15,510,928

Gaming (3.6%)
Cannery Casino Resorts LLC
1st Lien Delayed Draw Term Loan
05-18-13	2.49	528,910	455,920
Cannery Casino Resorts LLC
1st Lien Term Loan
05-17-13	2.50	639,721	551,440
Cannery Casino Resorts LLC

	Coupon	Principal
Borrower	rate	amount		Value(a)
2nd Lien Term Loan
05-18-14	4.50	1,250,000		896,875
Fontainebleau Las Vegas LLC
Delayed Draw Term Loan
06-06-14	6.00	733,333		206,800
Fontainebleau Las Vegas LLC
Term Loan
06-06-14	6.00	1,466,667		413,600
Golden Nugget
2nd Lien Term Loan
12-31-14	3.50	2,025,000		810,000
Greektown Holdings LLC
Pay-in-kind
Debtor In Possession
Delayed Draw Term Loan
12-31-09	5.00-11.75	54,341	(h,l)	54,613
Greektown Holdings LLC
Incremental Tranche B Term Loan
12-03-12	7.00	252,335	(b)	245,711
Greektown Holdings LLC
Tranche B Term Loan
12-03-12	0.00	348,951	(b)	339,791
Green Valley Ranch Gaming LLC
1st Lien Term Loan
02-16-14	2.28-2.29	797,841		563,475
Green Valley Ranch Gaming LLC
2nd Lien Term Loan
08-16-14	3.55	1,400,000		333,662
Greenwood Racing
Term Loan
11-28-11	2.50	996,813		971,892
Harrahs Operating
Tranche B4 Term Loan
10-31-16	9.50	3,025,000		2,956,454
Herbst Gaming
Tranche B Delayed Draw Term Loan
12-02-11	10.50	801,223	(b)	442,275
Herbst Gaming
Tranche B Term Loan
12-02-11	10.50	1,373,719	(b)	758,293
Penn Natl Gaming
Tranche B Term Loan
10-03-12	1.99-2.21	937,914		905,087
Seminole Tribe of Florida
Tranche B1 Delayed Draw Term Loan
03-05-14	1.78	200,783		190,660
Seminole Tribe of Florida
Tranche B2 Delayed Draw Term Loan
03-05-14	1.78	723,438		686,963
Seminole Tribe of Florida
Tranche B3 Delayed Draw Term Loan
03-05-14	1.78	573,766		544,837
Venetian Casino Resort

	Coupon	Principal
Borrower	rate	amount	Value(a)
Delayed Draw Term Loan
05-23-14	2.04	388,942	310,990
Venetian Casino Resort
Tranche B Term Loan
05-23-14	2.04	1,211,443	968,645
Venetian Macao
Tranche B Term Loan
05-27-13	5.79	1,243,750	1,146,775

Total			14,754,758

Gas Pipelines (0.5%)
Calumet Lubricants LP
Credit Linked Deposit
01-03-15	0.13-4.00	195,402	173,543
Calumet Lubricants LP
Term Loan
01-03-15	4.43	1,454,565	1,291,843
CGGVeritas
Tranche B1 Term Loan
01-12-14	3.57-4.27	739,125	720,647

Total			2,186,033

Health Care (9.9%)
AGA Medical
Tranche B Term Loan
04-28-13	2.25-2.29	795,797	688,364
AMN Healthcare
Tranche B Term Loan
11-02-11	2.03	443,893	412,821
Biomet
Term Loan
03-25-15	3.25-3.29	2,244,424	2,151,190
Capella Healthcare
1st Lien Term Loan
02-28-15	5.75	1,108,125	1,074,881
Carestream Health
1st Lien Term Loan
04-30-13	2.24-2.25	2,045,534	1,900,649
Carestream Health
2nd Lien Term Loan
10-30-13	5.49	1,000,000	835,250
CHG Healthcare Services
1st Lien Synthetic Letter of Credit
12-20-12	0.16-2.63	155,000	136,400
CHG Healthcare Services
2nd Lien Term Loan
12-20-13	6.28	525,000	435,750
CHG Healthcare Services
Term Loan
12-20-12	2.74-2.78	469,263	434,068
Community Health Systems
Delayed Draw Term Loan
07-25-14	2.49	199,115	184,763

	Coupon	Principal
Borrower	rate	amount	Value(a)
Community Health Systems
Term Loan
07-25-14	2.49-2.62	3,903,038	3,617,882
DaVita
Tranche B1 Term Loan
10-05-12	1.75-1.79	2,000,000	1,907,780
Emdeon Business Services LLC
1st Lien Term Loan
11-18-13	2.29	1,709,199	1,632,285
Emdeon Business Services LLC
2nd Lien Term Loan
05-16-14	5.29	975,000	939,656
Hanger Orthopedic Group
Tranche B Term Loan
05-26-13	2.25	1,209,375	1,141,348
HCA
Tranche B1 Term Loan
11-18-13	2.53	4,479,483	4,165,516
Health Management Associates
Tranche B Term Loan
02-28-14	2.03	3,281,481	3,023,065
Healthcare Partners LLC
Term Loan
10-31-13	2.03	675,600	644,354
Healthsouth
Tranche 1 Term Loan
03-10-13	2.54-2.55	497,382	475,711
IASIS Healthcare LLC
Delayed Draw Term Loan
03-14-14	2.24	862,036	808,159
IASIS Healthcare LLC
Synthetic Letter of Credit
03-14-14	0.14-2.10	226,460	212,306
IASIS Healthcare LLC
Term Loan
03-14-14	2.24	2,491,257	2,335,553
Invacare
Tranche B Term Loan
02-12-13	2.49	116,000	110,055
Inverness Medical
1st Lien Term Loan
06-26-14	2.24-2.28	926,946	870,402
Inverness Medical
2nd Lien Term Loan
06-26-15	4.49	500,000	483,335
LifePoint Hospitals
Tranche B Term Loan
04-16-12	2.02	2,372,278	2,289,248
Natl Mentor Holdings
Letter of Credit
06-29-13	0.12-2.15	423,443	377,393

	Coupon	Principal
Borrower	rate	amount		Value(a)
Natl Mentor Holdings
Tranche B Term Loan
06-29-13	2.29	1,504,460		1,340,850
ReAble Therapeutics Finance LLC
Term Loan
05-20-14	3.24-3.28	994,937		955,497
Royalty Pharma Finance Trust
Tranche B Term Loan
04-16-13	2.53	1,320,879		1,280,844
Select Medical
Tranche B Term Loan
02-24-12	2.41-4.25	895,705		860,620
Skilled Healthcare Group
1st Lien Term Loan
06-15-12	2.28	384,925		361,229
Vanguard Health Systems
Term Loan
09-23-11	2.49	2,088,854		2,034,022

Total				40,121,246

Home Construction (0.2%)
Rhodes Companies LLC
Pay-in-Kind
1st Lien Term Loan
11-21-10	4.00-11.75	367,410	(b,l)	54,193
Standard Pacific
Tranche B Term Loan
05-05-13	2.19	855,000		718,200

Total				772,393

Independent Energy (0.7%)
Riverside Energy Center
Term Loan
06-24-11	4.53	1,988,106		1,948,344
Rocky Mountain Energy Center LLC
Credit Linked Deposit
06-24-11	0.18-4.35	179,534		176,841
Rocky Mountain Energy Center LLC
Term Loan
06-24-11	4.53	891,456		875,855

Total				3,001,040

Media Cable (4.7%)
Bresnan Communications LLC
Tranche B 1st Lien Term Loan
09-29-13	2.25-2.29	497,500		475,426
Cequel Communications LLC
Term Loan
11-05-13	2.24-4.25	1,725,098		1,635,756
Cequel Communications LLC
Tranche A 2nd Lien Term Loan
05-05-14	4.79	1,000,000		973,930
Charter Communications Operating LLC
Term Loan
03-06-14	6.25	4,477,215		4,070,056

	Coupon	Principal
Borrower	rate	amount		Value(a)
CSC Holdings
Tranche B2 Term Loan
03-29-16	2.05-2.19	1,789,408		1,730,286
DirecTV Holdings LLC
Tranche B Term Loan
04-13-13	1.50	1		1
Discovery Communications Holding LLC
Tranche B Term Loan
05-14-14	2.28	989,861		961,650
Discovery Communications Holding LLC
Tranche C Term Loan
05-14-14	5.25	621,875		629,648
Insight Midwest Holdings LLC
Tranche B Term Loan
04-07-14	2.29	1,146,129		1,087,745
MCC Iowa LLC
Tranche D1 Term Loan
01-31-15	1.98	473,782		431,535
Mediacom Illinois LLC
Tranche C Term Loan
01-31-15	1.73	473,782		427,982
Mediacom Illinois LLC
Tranche D Term Loan
03-31-17	5.50	2,225,000		2,226,402
NTL Telewest
Tranche B10 Term Loan
09-03-12	3.78	394,622	(c)	389,690
Telesat
Term Loan I
10-31-14	3.25	1,935,332		1,853,681
Telesat
Term Loan II
10-31-14	3.25	166,227		159,213
UPC Broadband Holding
Tranche T Term Loan
12-30-16	3.50	2,026,712		1,942,482

Total				18,995,483

Media Non Cable (11.0%)
Advanstar Communications
1st Lien Term Loan
06-02-14	2.53	947,728		664,993
Advanstar Communications
2nd Lien Term Loan
11-28-14	5.00	1,475,000		162,250
American Media Operations
Term Loan
01-30-13	10.00	979,736		876,864
CanWest Mediaworks LP
Tranche D Term Loan
07-10-14	4.75	680,059	(b,c)	544,047

	Coupon	Principal
Borrower	rate	amount		Value(a)
Cengage Learning Acquisitions
Term Loan
07-03-14	2.74	1,215,696		1,051,577
Citadel Broadcasting
Tranche B Term Loan
06-12-14	2.04	1,972,595		1,344,442
Clear Channel Communications
Tranche B Term Loan
TBD	TBD	2,000,000	(f,j)	1,385,000
01-29-16	3.89	2,125,000		1,471,562
CMP Susquehanna
Term Loan
05-05-13	2.25	1,076,213		782,945
Cumulus Media
Term Loan
06-11-14	4.25	1,404,187		1,140,902
CW Media Holdings
Tranche B Term Loan
02-16-15	3.53	2,744,000	(c)	2,501,155
Emmis Operating
Tranche B Term Loan
11-01-13	4.28-4.37	997,500		756,434
F&W Publications
2nd Lien Term Loan
02-05-13	4.25	1,300,000	(b)	65,000
F&W Publications
Term Loan
08-05-12	4.25	2,206,845	(b)	959,978
GateHouse Media
Delayed Draw Term Loan
08-28-14	2.25	665,761		253,409
GateHouse Media
Term Loan
08-28-14	2.25-2.50	3,759,239		1,430,879
Gray Television
Tranche B Term Loan
12-31-14	3.75-3.79	1,277,013		1,092,485
HMH Publishing
Tranche A Term Loan
06-12-14	5.28	1,002,973	(c)	867,993
Idearc
Tranche B Term Loan
11-17-14	6.25	599,164	(b)	268,504
Intelsat Jackson Holdings
Term Loan
02-01-14	2.74-3.25	4,795,408		4,364,093
Intelsat
Tranche B2A Term Loan
01-03-14	2.75	334,511		314,701
Intelsat
Tranche B2B Term Loan
01-03-14	2.75	334,409		314,605
Intelsat
Tranche B2C Term Loan
01-03-14	2.75	334,409		314,605

	Coupon	Principal
Borrower	rate	amount		Value(a)
Lamar Media
Tranche B Term Loan
TBD	TBD	750,000	(f,j)	746,700
Lodgenet Entertainment
Term Loan
04-04-14	2.29	628,894		566,005
MediaNews Group
Tranche C Term Loan
08-02-13	4.74	689,537		210,881
Newsday LLC
Term Loan
08-01-13	5.78	1,450,000		1,428,250
Nielsen Finance LLC
Tranche A Term Loan
08-09-13	2.24	1,110,993		1,026,080
Nielsen Finance LLC
Tranche B Term Loan
05-01-16	3.99	2,314,008		2,166,490
Penton Media
1st Lien Term Loan
02-01-13	2.53-2.62	536,250		373,230
Penton Media
2nd Lien Term Loan
02-01-14	5.28	1,700,000		334,339
Quebecor Media
Tranche B Term Loan
01-17-13	2.28	1,832,368		1,740,750
Reader’s Digest Assn
Euro Term Loan
03-03-14	7.00	106,006		50,883
Reader’s Digest Assn
Revolving Credit Term Loan
03-02-13	4.49-6.50	294,831		141,519
Reader’s Digest Assn
Term Loan
03-03-14	4.24-4.25	1,187,329		569,918
Revolution Studios
2nd Lien Term Loan
06-21-15	7.25	525,000		288,750
Revolution Studios
Tranche B Term Loan
12-21-14	4.00	1,248,368		1,123,531
RH Donnelly
Tranche D2 Term Loan
06-30-11	6.75	684,102	(b)	592,775
Sinclair Television Group
Tranche B Term Loan
TBD	TBD	1,925,000	(f,j)	1,925,000
Spanish Broadcasting System
1st Lien Term Loan
06-10-12	2.04	3,389,815		2,734,461

	Coupon	Principal
Borrower	rate	amount		Value(a)
Tribune Company
Tranche B Term Loan
06-04-14	3.00	587,263	(b)	274,129
Univision Communications
Term Loan
09-29-14	2.53	2,000,000		1,595,840
Van Wagner Communications LLC
Delayed Draw Term Loan
06-27-13	3.24-3.28	274,400		192,080
Van Wagner Communications LLC
Tranche B Term Loan
06-27-13	3.24-3.28	387,000		270,900
World Color Press and World Color
Term Loan
TBD	TBD	800,000	(f,j)	800,000
Yell Group
Tranche B1 Term Loan
10-29-12	3.28	1,575,000	(c)	1,114,313
Zuffa LLC
Term Loan
06-19-15	2.31-7.50	1,778,063		1,669,741

Total				44,864,988

Metals (1.8%)
Aleris Intl
Debtor In Possession
Term Loan
TBD	TBD	291,450	(f,h,j.k)	294,729
02-15-10	13.00	194,300	(h)	196,486
Aleris Intl
Pay-in-Kind
Debtor In Possession
Term Loan
02-15-10	12.50	555,026	(h,l)	245,138
Aleris Intl
Tranche B1 Term Loan
12-19-13	2.13	264,734	(b)	20,297
Aleris Intl
Tranche C1 Term Loan
12-19-13	4.25	368,118		252,775
Edgen Murray
2nd Lien Term Loan
05-11-15	6.46	1,000,000		486,670
Edgen Murray
Term Loan
05-12-14	3.00-3.21	2,126,063		1,832,411
Essar Steel Algoma
Term Loan
06-20-13	8.00	2,177,077	(c)	2,033,760
Noranda Aluminum Acquisition
Tranche B Term Loan
05-18-14	2.24	534,978		430,657
Novelis
Term Loan
07-06-14	2.25	526,934	(c)	469,893

	Coupon	Principal
Borrower	rate	amount	Value(a)
07-06-14	2.24-2.29	1,159,288	1,033,795

Total			7,296,611

Oil Field Services (0.6%)
Dresser
2nd Lien Term Loan
05-04-15	6.00	500,000	447,290
Dresser
Tranche B Term Loan
05-04-14	2.68	1,675,676	1,561,780
Venoco
2nd Lien Term Loan
05-07-14	4.25	389,104	347,762

Total			2,356,832

Other Financial Institutions (0.2%)
Ameritrade Holding
Tranche B Term Loan
12-31-12	1.75	767,197	741,534
Other Industry (1.6%)
Alliance Laundry Systems LLC
Term Loan
01-27-12	2.75-2.78	1,872,619	1,788,351
Baldor Electric
Term Loan
01-31-14	5.25	1,937,739	1,927,681
Blount
Tranche B Term Loan
08-09-10	2.00-3.25	1,410,487	1,339,963
Education Management LLC
Tranche C Term Loan
06-03-13	2.06	335,497	312,526
Trimas LLC
Tranche B Term Loan
08-02-13	2.50	941,088	861,096
Trimas LLC
Tranche B1 Term Loan
08-02-13	2.40	360,476	329,835

Total			6,559,452

Other Utility (0.5%)
BRSP LLC
Term Loan
06-04-14	7.50	2,000,000	1,875,000
Packaging (2.2%)
Berry Plastics Holding
Tranche C Term Loan
04-03-15	2.30	2,480,916	2,117,040
BWay
Tranche B Term Loan
07-17-13	2.06-2.94	1,011,599	948,374

	Coupon	Principal
Borrower	rate	amount	Value(a)
Consolidated Container LLC
1st Lien Term Loan
03-28-14	2.50	1,296,504	1,198,462
Crown Americas LLC
Tranche B Term Loan
11-15-12	2.00	679,000	662,025
Graham Packaging LP
Tranche B Term Loan
10-07-11	2.50-2.56	101,023	98,581
Graham Packaging LP
Tranche C Term Loan
04-05-14	6.75	1,011,018	1,009,329
Graphic Packaging Intl
Incremental Term Loan
05-16-14	3.00-3.04	1,083,500	1,036,216
Sabic Innovative Plastics Holding LP
Tranche B Term Loan
08-29-14	2.74	1,769,287	1,667,553
SCA Packaging
2nd Lien Term Loan
03-08-15	5.79	850,000	335,750

Total			9,073,330

Paper (1.0%)
Georgia-Pacific LLC
Tranche B Term Loan
12-21-12	2.28-2.46	1,837,053	1,764,948
Georgia-Pacific LLC
Tranche C Term Loan
12-23-14	3.53-3.71	1,011,735	1,002,457
Smurfit-Stone Container Enterprises
Term Loan
11-01-10	4.50	126,977	122,851
11-01-11	2.75-4.50	632,618	612,058
Smurfit-Stone Container Enterprises
Term Loan
11-01-11	2.75-5.00	209,820	203,001
Smurfit-Stone Container Enterprises
Tranche B Term Loan
11-01-11	2.50	144,504	139,807
Smurfit-Stone Container Enterprises
Tranche C Term Loan
11-01-11	2.50	272,366	263,514
Smurfit-Stone Container Enterprises
Tranche C1 Term Loan
11-01-11	2.50	82,348	79,672

Total			4,188,308

Pharmaceuticals (1.0%)
Catalent Pharma Solutions
Term Loan
04-10-14	2.49	1,402,414	1,195,558

	Coupon	Principal
Borrower	rate	amount		Value(a)
Mylan
Tranche B Term Loan
10-02-14	3.50-3.56	1,979,592		1,922,223
Warner Chilcott
Delayed Draw Term Loan
TBD	TBD	115,678	(c,f,j)	115,909
Warner Chilcott
Tranche A Term Loan
TBD	TBD	330,508	(c,f,j)	331,004
Warner Chilcott
Tranche B Term Loan
TBD	TBD	528,814	(c,f,j)	529,607

Total				4,094,301

Refining (1.1%)
Alon USA Energy
Term Loan
08-05-13	2.49	1,451,250		1,253,518
Big West Oil LLC
Delayed Draw Term Loan
05-15-14	4.50	826,861		789,652
Big West Oil LLC
Term Loan
05-15-14	4.50	657,731		628,133
Western Refining
Term Loan
05-30-14	8.25	1,328,004		1,288,721
Wynnewood Refining
Tranche B Term Loan
TBD	TBD	775,000	(f,j)	697,500

Total				4,657,524

Restaurants (0.7%)
Arby’s Restaurant Group
Term Loan
07-25-12	7.25	777,375		777,375
Buffets
2nd Lien Letter of Credit
05-01-13	0.18-7.53	135,246		101,265
Buffets
Pay-in-Kind
2nd Lien Term Loan
05-01-13	16.50	676,998	(l)	506,902
Dennys
Credit Linked Deposit
03-31-12	0.24-2.00	178,833		169,892
Dennys
Term Loan
03-31-12	2.44-3.19	515,486		489,712
OSI Restaurant Partners LLC
Term Loan
06-14-13	0.12-2.56	60,732		50,321
06-14-14	2.56	707,425		586,151

Total				2,681,618

	Coupon	Principal
Borrower	rate	amount		Value(a)
Retailers (5.1%)
Claires Stores
Tranche B Term Loan
05-29-14	3.03	994,911		779,453
David’s Bridal
Term Loan
01-31-14	2.24-2.28	440,441		406,307
Dollar General
Tranche B1 Term Loan
07-07-14	2.99-3.03	997,500		950,248
General Nutrition Centers
Term Loan
09-16-13	2.50-2.54	2,567,192		2,376,270
Gregg Appliances
Term Loan
07-25-13	2.25	688,167		646,877
Jetro Holdings
Term Loan
07-02-14	2.50	500,000		478,750
Lone Star Steakhouse & Saloon
Term Loan
07-06-14	9.50	674,705		620,728
Michaels Stores
Term Loan
10-31-13	2.50-2.56	994,872		888,132
Neiman Marcus Group
Term Loan
04-06-13	2.24-2.32	1,475,430		1,259,914
Orchard Supply Hardware LLC
Term Loan
12-21-13	3.00	1,584,000		1,346,400
Pep Boys-Manny Moe & Jack
Term Loan
10-27-13	2.36	1,064,595		1,006,042
PETCO Animal Supplies
Term Loan
10-26-13	2.49-2.53	760,739		729,518
QVC
Tranche 6J Term Loan
03-30-14	5.75	1,006,661		1,004,748
Rent-A-Center
Tranche B Term Loan
06-30-12	2.00	552,690		538,873
Rite Aid
Tranche 4 Term Loan
06-10-15	9.50	1,350,000		1,383,075
Rite Aid
Tranche B4 Term Loan
TBD	TBD	1,200,000	(f,j)	1,229,400
Sally Holdings LLC
Tranche B Term Loan
11-16-13	2.49-2.62	1,458,423		1,386,232

	Coupon	Principal
Borrower	rate	amount	Value(a)
Sports Authority
Term Loan
05-03-13	2.53	3,169,183	2,535,347
Yankee Candle
Term Loan
02-06-14	2.25	1,183,917	1,100,676

Total			20,666,990

Supermarkets (0.3%)
Supervalu
Tranche B Term Loan
06-02-12	1.50-1.53	1,352,842	1,289,624
Technology (5.1%)
Acxiom
Term Loan
09-15-12	1.99-2.92	1,402,134	1,381,102
Affiliated Computer Services
Tranche B Term Loan
03-20-13	2.24	2,354,652	2,321,946
Asurion
1st Lien Term Loan
07-03-14	3.24-3.25	2,950,000	2,788,163
Asurion
2nd Lien Term Loan
07-03-15	6.74	400,000	378,668
Brocade Communications Systems
Term Loan
10-07-13	7.00	764,164	765,837
CommScope
Tranche B Term Loan
12-27-14	2.74-2.78	499,206	481,524
First Data
Tranche B2 Term Loan
09-24-14	3.03-3.04	1,044,670	895,805
Freescale Semiconductor
Term Loan
11-29-13	2.00	1,661,240	1,346,069
Infor Enterprise Solutions Holdings
2nd Lien Term Loan
03-02-14	6.49	600,000	410,400
Infor Enterprise Solutions Holdings
Delayed Draw Term Loan
07-30-12	4.00	332,571	292,663
Infor Enterprise Solutions Holdings
Term Loan
07-30-12	4.00	637,429	560,937
Information Resources
Term Loan
05-16-14	1.99-4.00	498,678	470,004
InfoUSA
Term Loan
02-14-12	2.29	819,766	789,025

	Coupon	Principal
Borrower	rate	amount	Value(a)
Lender Processing Services
Tranche B Term Loan
07-01-14	2.74	1,654,012	1,637,472
Metavante
Term Loan
11-03-14	3.73	1,029,067	1,025,640
Sabre
Term Loan
09-30-14	2.49	1,166,169	1,009,413
Sensata Technologies
Term Loan
04-27-13	2.00-2.03	948,861	813,060
SunGard Data Systems
Incremental Term Loan
02-28-14	6.75	745,013	751,219
SunGard Data Systems
Tranche B Term Loan
02-28-16	3.88-4.09	1,492,327	1,442,767
Verint Systems
Term Loan
05-25-14	3.50	1,071,998	975,518

Total			20,537,232

Textile (1.9%)
Hanesbrands
2nd Lien Term Loan
03-05-14	3.99	1,000,000	964,380
Hanesbrands
Tranche A 1st Lien Term Loan
09-05-12	4.74	1,325,280	1,321,967
Levi Strauss & Co
Term Loan
03-27-14	2.50	2,202,000	2,022,162
St. John Knits Intl
Term Loan
03-23-12	9.25	1,745,443	1,396,354
William Carter
Term Loan
07-14-12	1.74-1.78	1,874,267	1,832,096

Total			7,536,959

Transportation Services (0.1%)
Hertz
Letter of Credit
12-21-12	0.29-1.75	303,644	282,200
Wireless (2.8%)
Cellular South
Delayed Draw Term Loan
05-29-14	2.03-4.00	590,855	564,266
Cellular South
Term Loan
05-29-14	2.03-4.00	1,737,025	1,658,859

	Coupon	Principal
Borrower	rate	amount	Value(a)
Crown Castle Operating
Tranche B Term Loan
03-06-14	1.78	1,231,061	1,180,476
Hawaiian Telecom Communications
Tranche C Term Loan
05-30-14	4.75	899,896	655,422
MetroPCS Wireless
Tranche B Term Loan
11-03-13	2.50-2.75	2,558,396	2,392,101
Ntelos
Tranche B Term Loan
08-07-15	5.75	1,350,000	1,353,375
PAETEC Holding
Term Loan
02-28-13	2.74	259,036	244,789
Trilogy Intl Partners LLC
Term Loan
06-29-12	3.78	4,000,000	3,299,999

Total			11,349,287

Wirelines (1.1%)
Alaska Communications Systems Holdings
Term Loan
02-01-12	2.03	1,067,875	1,018,486
Iowa Telecommunications Services
Tranche B Term Loan
11-23-11	2.00-2.04	1,000,000	959,500
Time Warner Telecom Holdings
Tranche B Term Loan
01-07-13	2.00-2.04	1,075,548	1,026,137
Windstream
Tranche B2 Term Loan
12-17-15	3.04	1,411,889	1,364,675

Total			4,368,798

Total Senior Loans (Cost: $404,589,132)			$376,369,989

Bonds (6.4%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Automotive (—%)
Delphi
10-06-14	12.00%	$1,820		$1,792
Building Materials (0.4%)
CPG Intl I
Sr Unsecured
07-01-12	7.87	2,000,000	(e)	1,680,000
Chemicals (0.4%)
Hexion US Finance/Nova Scotia Finance
Sr Secured
11-15-14	4.94	1,000,000	(e)	750,000

	Coupon	Principal
Issuer	rate	amount		Value(a)
INVISTA
Sr Unsecured
05-01-12	9.25	1,000,000	(d)	1,015,000

Total				1,765,000

Diversified Manufacturing (0.2%)
ESCO
12-15-13	4.17	1,000,000	(d,e)	912,500
Entertainment (0.2%)
Marquee Holdings
Sr Disc Nts
08-15-14	12.00	1,000,000		831,250
Food and Beverage (0.5%)
Smithfield Foods
Sr Secured
07-15-14	10.00	2,000,000	(d)	2,095,000
Health Care (0.2%)
Select Medical Holdings
Sr Unsecured
09-15-15	6.43	1,000,000	(e)	892,500
Lodging (0.9%)
Felcor Lodging
Sr Secured
10-01-14	10.00	1,000,000	(d)	987,500
Host Hotels & Resorts LP
Sr Unsecured
05-15-17	9.00	1,000,000	(d)	1,070,000
Wyndham Worldwide
Sr Unsecured
05-01-14	9.88	1,000,000		1,100,310

Total				3,157,810

Media Cable (0.5%)
Mediacom LLC/Capital
Sr Nts
08-15-19	9.13	950,000	(d)	990,375
Virgin Media Finance
08-15-16	9.50	1,000,000	(c)	1,057,500

Total				2,047,875

Media Non Cable (0.5%)
Intelsat Jackson Holdings
06-15-16	11.50	2,000,000	(c)	2,100,000
Metals (0.2%)
Freeport-McMoRan Copper & Gold
Sr Unsecured
04-01-15	3.88	1,000,000	(e)	1,011,020

	Coupon	Principal
Issuer	rate	amount		Value(a)
Paper (0.5%)
NewPage
Sr Secured
12-31-14	11.38	955,000	(d)	952,613
Verso Paper Holdings LLC
Sr Secured
07-01-14	11.50	1,000,000	(d)	1,055,000

Total				2,007,613

Restaurants (0.6%)
Denny’s Holdings
10-01-12	10.00	1,000,000		1,020,000
Seminole Hard Rock Entertainment
Sr Secured
03-15-14	2.80	675,000	(d,e)	543,375
Wendy’s/Arby’s Restaurants LLC
07-15-16	10.00	1,000,000	(d)	1,065,000

Total				2,628,375

Textile (0.3%)
Levi Strauss & Co
Sr Unsecured
01-15-15	9.75	1,000,000		1,045,000
Tobacco (0.3%)
Alliance One Intl
Sr Unsecured
07-15-16	10.00	1,000,000	(d)	1,040,000
Wireless (0.7%)
Centennial Communications
Sr Nts
01-01-13	6.04	1,000,000	(e)	992,500
Cricket Communications
07-15-15	10.00	1,000,000		982,500
iPCS
Sr Secured
05-01-13	2.61	1,000,000	(e)	875,000

Total				2,850,000

Total Bonds (Cost: $25,837,642)				$26,065,735

Common Stocks (0.1%)

Issuer	Shares		Value(a)
Auto Components (—%)
Delphi	12	(b)	$81,715
Plastech Engineered Products B Units	6,657	(b,g)	—
Plastech Engineered Products C Units	8,198	(b,g)	—
Total			81,715
Hotels, Restaurants & Leisure (0.1%)
Buffets Restaurants Holdings	28,786	(b)	233,886

Issuer	Shares		Value(a)
Media (—%)
Star Tribune	471	(b,g)	—
Total Common Stocks (Cost: $1,535,837)			$315,601
Other (—%)

Issuer	Shares		Value(a)
Media
Star Tribune
Warrants	2,617	(b,g,m)	$—

Total Other (Cost: $1,779,696)			$—

Money Market Fund (1.0%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.25%	4,231,568	(n)	$4,231,568

Total Money Market Fund (Cost: $4,231,568)			$4,231,568

Total Investments in Securities (Cost: $437,973,875)(o)			$406,982,893

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated July 31, 2009.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. At Oct. 31, 2009, the value of foreign securities, excluding short-term securities, represented 3.8% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2009, the value of these securities amounted to $11,726,363 or 2.9% of net assets.

(e)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2009.

(f)	At Oct. 31, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $13,435,983.

(g)	Negligible market value.

(h)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.

(i)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(j)	Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(k)	At Oct. 31, 2009, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Unfunded
Borrower	commitment

Aleris Intl
Debtor in Possession	$288,433
Lyondell Chemical
Debtor in Possession	517,364
Delphi Holdings
Tranche A	2,347
Delphi Holdings
Tranche B	5,719

Total	$813,863

(l)	Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(m)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Oct. 31, 2009 was $227,836, representing 0.1% of net assets. Information concerning such security holdings at Oct. 31, 2009 is as follows:

	Acquisition
Security	dates	Cost

GPX Intl Tire
10.25% Tranche B Term Loan 2012	04-11-06 thru 09-02-09	$625,123
Plastech Engineered Products
7.75% 1st Lien Term Loan 2013	02-14-07 thru 05-26-09	103,522
Star Tribune
Warrants	03-09-07	1,779,696

(n)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Oct. 31, 2009.

(o)	At Oct. 31, 2009, the cost of securities for federal income tax purposes was approximately $437,974,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$11,590,000
Unrealized depreciation	(42,581,000)

Net unrealized depreciation	$(30,991,000)

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Oct. 31, 2009:

	Fair value at Oct. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Senior Loans	$—	$369,359,786	$7,010,203	$376,369,989

Bonds
Corporate Debt Securities	—	26,063,943	1,792	26,065,735

Total Bonds	—	26,063,943	1,792	26,065,735

Equity Securities
Common Stocks
Auto Componets	—	81,715	—	81,715
All Other Industries (a)	233,886	—	—	233,886

Total Equity Securities	233,886	81,715	—	315,601

Other
Affiliated Money Market Fund (b)	4,231,568	—	—	4,231,568

Total Other	4,231,568	—	—	4,231,568

Total	$4,465,454	$395,505,444	$7,011,995	$406,982,893

(a)	All Industry classifications are indentified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Oct. 31, 2009.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Corporate Debt
	Senior Loans	Securities	Total

Balance as of July 31, 2009	$5,265,095	$—	$5,265,095
Accrued discounts/premiums	24,229	150	24,379
Realized gain (loss)	437	589	1,026
Change in unrealized appreciation (depreciation)*	1,035,018	1,053	1,036,071
Net purchases (sales)	685,424	—	685,424
Transfers in and/or out of Level 3	—	—	—

Balance as of Oct. 31, 2009	$7,010,203	$1,792	$7,011,995

*	Change in unrealized appreciation (depreciation) relating to securities held at Oct. 31, 2009 was $(1,075,111).

Portfolio of Investments
RiverSource Income Opportunities Fund
Oct. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (91.3%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Aerospace & Defense (1.2%)
L-3 Communications
07-15-13	6.13%	$320,000		$322,400
01-15-15	5.88	550,000		534,875
L-3 Communications
Series B
10-15-15	6.38	2,340,000		2,310,750
Spirit AeroSystems Holdings
10-01-17	7.50	725,000	(d)	719,563
TransDigm
07-15-14	7.75	1,600,000	(e)	1,608,000
07-15-14	7.75	3,000,000	(d)	3,030,000

Total				8,525,588

Airlines (0.8%)
Delta Air Lines
Sr Secured
09-15-14	9.50	5,385,000	(d)	5,506,163
Automotive (0.5%)
Tenneco
11-15-15	8.13	3,510,000	(e)	3,439,800
Building Materials (0.9%)
Associated Materials LLC
Sr Secured
11-15-16	9.88	2,438,000	(d,f)	2,505,045
Gibraltar Inds
Series B
12-01-15	8.00	1,785,000		1,651,125
Interface
Secured
11-01-13	11.38	1,445,000	(d)	1,560,600
Norcraft Companies LP/Finance
11-01-11	9.00	732,000		726,510

Total				6,443,280

Chemicals (4.3%)
Ashland
06-01-17	9.13	2,035,000	(d,e)	2,197,800
Chemtura
06-01-16	6.88	4,181,000	(b)	4,400,503

	Coupon	Principal
Issuer	rate	amount		Value(a)
Dow Chemical
Sr Unsecured
05-15-19	8.55	3,800,000		4,338,167
INVISTA
Sr Unsecured
05-01-12	9.25	6,780,000	(d)	6,881,699
Nova Chemicals
Sr Unsecured
01-15-12	6.50	1,655,000	(c)	1,621,900
11-15-13	4.54	4,720,000	(c,i)	4,248,000
11-01-16	8.38	2,410,000	(c,d)	2,440,125
11-01-19	8.63	3,035,000	(c,d)	3,072,938
Solutia
11-01-17	8.75	2,280,000		2,365,500

Total				31,566,632

Construction Machinery (1.9%)
RSC Equipment Rental
Sr Secured
07-15-17	10.00	1,865,000	(d)	2,023,525
Terex
01-15-14	7.38	2,730,000		2,682,225
Terex
Sr Unsecured
06-01-16	10.88	4,300,000		4,644,000
United Rentals North America
06-15-16	10.88	4,160,000	(d,e)	4,513,600

Total				13,863,350

Consumer Cyclical Services (0.3%)
Corrections Corp of America
06-01-17	7.75	900,000		927,000
West Corp
10-15-14	9.50	1,125,000		1,125,000

Total				2,052,000

Consumer Products (2.3%)
ACCO Brands
Sr Secured
03-15-15	10.63	3,355,000	(d)	3,648,563
Jarden
05-01-16	8.00	2,725,000		2,806,750
05-01-17	7.50	2,930,000		2,893,375
Sealy Mattress
Sr Secured
04-15-16	10.88	1,795,000	(d)	2,019,375
Visant
10-01-12	7.63	2,220,000		2,233,875
Visant Holding
Sr Disc Nts
12-01-13	10.25	2,760,000		2,835,900
Visant Holding
Sr Nts
12-01-13	8.75	500,000		511,250

Total				16,949,088

	Coupon	Principal
Issuer	rate	amount		Value(a)
Diversified Manufacturing (0.2%)
CPM Holdings
Sr Secured
09-01-14	10.63	1,060,000	(d)	1,107,700
Electric (6.0%)
Aquila Canada Finance
06-15-11	7.75	2,060,000	(c,e)	2,172,791
CMS Energy
Sr Unsecured
07-17-17	6.55	4,485,000		4,367,856
06-15-19	8.75	800,000	(e)	876,000
Dynegy Holdings
Sr Unsecured
05-15-18	7.13	3,459,000		2,628,840
06-01-19	7.75	1,485,000	(e)	1,251,113
Edison Mission Energy
Sr Unsecured
05-15-17	7.00	3,760,000	(e)	3,036,200
IPALCO Enterprises
Sr Secured
11-14-11	8.63	7,795,000		8,009,362
04-01-16	7.25	595,000	(d)	599,463
KCP&L Greater Missouri Operations
Sr Unsecured
07-01-12	11.88	2,220,000		2,576,565
Midwest Generation LLC
Pass-Through Ctfs Series B
01-02-16	8.56	6,541,495		6,655,970
NiSource Finance
01-15-19	6.80	3,075,000		3,246,124
09-15-20	5.45	1,550,000		1,471,995
NRG Energy
02-01-14	7.25	1,580,000		1,568,150
02-01-16	7.38	3,525,000		3,502,969
01-15-17	7.38	1,830,000		1,811,700
Salton Sea Funding
Sr Secured Series C
05-30-10	7.84	65,893		66,772

Total				43,841,870

Entertainment (1.4%)
AMC Entertainment
Sr Unsecured
06-01-19	8.75	2,914,000		2,986,850
Cinemark USA
06-15-19	8.63	1,557,000	(d,e)	1,611,495
Regal Cinemas
07-15-19	8.63	2,300,000	(d)	2,380,500
Regal Cinemas
Series B
02-01-12	9.38	1,000,000		1,002,500

	Coupon	Principal
Issuer	rate	amount		Value(a)
Speedway Motorsports
Sr Unsecured
06-01-16	8.75	2,000,000	(d)	2,085,000

Total				10,066,345

Environmental (0.1%)
Clean Harbors
Sr Secured
08-15-16	7.63	625,000	(d)	640,625
Food and Beverage (1.2%)
Aramark
02-01-15	8.50	230,000	(e)	232,300
ASG Consolidated LLC/Finance
Sr Disc Nts
11-01-11	11.50	1,916,000		1,872,890
Constellation Brands
12-15-14	8.38	261,000	(e)	272,745
09-01-16	7.25	448,000	(e)	449,120
05-15-17	7.25	1,947,000	(e)	1,951,868
Del Monte
Sr Sub Nts
10-15-19	7.50	3,205,000	(d)	3,253,074
Michael Foods
11-15-13	8.00	655,000		666,463

Total				8,698,460

Gaming (5.6%)
Ameristar Casinos
Sr Unsecured
06-01-14	9.25	3,870,000	(d,e)	4,044,150
Boyd Gaming
Sr Sub Nts
02-01-16	7.13	2,605,000		2,253,325
Circus & Eldorado Jt Venture/Silver Legacy Capital
1st Mtge
03-01-12	10.13	5,215,000		4,667,425
Firekeepers Development Authority
Sr Secured
05-01-15	13.88	2,019,000	(d)	2,130,045
MGM MIRAGE
Sr Secured
11-15-13	13.00	1,200,000	(d)	1,362,000
11-15-17	11.13	1,785,000	(d)	1,959,038
Penn Natl Gaming
Sr Sub Nts
08-15-19	8.75	2,555,000	(d)	2,497,513
Pokagon Gaming Authority
Sr Nts
06-15-14	10.38	4,946,000	(d)	5,119,109
San Pasqual Casino
09-15-13	8.00	587,000	(d)	557,650
Seminole Indian Tribe of Florida
10-01-20	7.80	1,025,000	(d)	871,312

	Coupon	Principal
Issuer	rate	amount		Value(a)
Seminole Indian Tribe of Florida
Sr Secured
10-01-20	6.54	2,295,000	(d)	2,031,601
Seneca Gaming
Sr Unsecured
05-01-12	7.25	2,467,000	(e)	2,380,655
Seneca Gaming
Sr Unsecured Series B
05-01-12	7.25	2,160,000		2,084,400
Shingle Springs Tribal Gaming Authority
Sr Nts
06-15-15	9.38	8,510,000	(d)	6,042,099
Tunica-Biloxi Gaming Authority
Sr Unsecured
11-15-15	9.00	3,090,000	(d)	2,753,963

Total				40,754,285

Gas Pipelines (3.8%)
Copano Energy LLC
06-01-18	7.75	2,165,000		2,083,813
El Paso
Sr Unsecured
12-12-13	12.00	805,000		921,725
06-15-14	6.88	255,000		253,844
02-15-16	8.25	3,300,000	(e)	3,419,625
06-15-17	7.00	2,000,000		2,000,720
Regency Energy Partners LP/Finance
12-15-13	8.38	1,400,000		1,435,000
Regency Energy Partners LP/Finance
Sr Unsecured
06-01-16	9.38	3,200,000	(d,e)	3,360,000
SONAT
Sr Unsecured
02-01-18	7.00	675,000		666,942
Southern Star Central
Sr Nts
03-01-16	6.75	5,808,000		5,546,639
03-01-16	6.75	3,600,000	(d)	3,447,000
Williams Partners LP/Finance
Sr Unsecured
02-01-17	7.25	4,771,000		4,745,904

Total				27,881,212

Health Care (7.7%)
Apria Healthcare Group
Sr Secured
11-01-14	11.25	3,355,000	(d)	3,631,788
Biomet
Pay-in-kind
10-15-17	10.38	2,550,000	(j)	2,744,438
Community Health Systems
07-15-15	8.88	3,480,000	(e)	3,584,400
DaVita
03-15-13	6.63	6,000,000		5,909,999
03-15-15	7.25	245,000		241,938

	Coupon	Principal
Issuer	rate	amount		Value(a)
HCA
Secured
11-15-16	9.25	5,328,000		5,567,760
HCA
Secured Pay-in-kind
11-15-16	9.63	4,779,000	(j)	5,071,714
HCA
Sr Secured
02-15-20	7.88	2,785,000	(d)	2,868,550
IASIS Healthcare LLC/Capital
06-15-14	8.75	6,715,000		6,882,874
Inverness Medical Innovations
Sr Unsecured
02-01-16	7.88	2,040,000		2,014,500
Iverness Medical Innovations
Sr Nts
02-01-16	7.88	1,000,000	(d,e)	985,000
Omnicare
06-01-13	6.13	994,000		949,270
12-15-13	6.75	2,045,000		1,983,650
12-15-15	6.88	5,154,000		4,883,415
Select Medical
02-01-15	7.63	8,360,000		7,879,299
Tenet Healthcare
Sr Secured
07-01-19	8.88	1,660,000	(d)	1,778,275

Total				56,976,870

Health Care Insurance (0.6%)
Coventry Health Care
Sr Unsecured
08-15-14	6.30	895,000		879,730
03-15-17	5.95	3,870,000		3,459,846

Total				4,339,576

Home Construction (1.9%)
K Hovnanian Enterprises
Sr Secured
10-15-16	10.63	6,445,000	(d)	6,412,775
KB Home
06-15-15	6.25	990,000		930,600
09-15-17	9.10	1,600,000	(e)	1,664,000
Norcraft Holdings LP/Capital
Sr Disc Nts
09-01-12	9.75	108,000		101,790
Ryland Group
05-15-17	8.40	2,055,000	(e)	2,209,125
Toll Brothers Finance
10-15-17	8.91	1,990,000		2,263,470
William Lyon Homes
02-15-14	7.50	340,000		221,000

Total				13,802,760

	Coupon	Principal
Issuer	rate	amount		Value(a)
Independent Energy (8.2%)
Berry Petroleum
Sr Unsecured
06-01-14	10.25	2,400,000		2,568,000
Chesapeake Energy
08-15-14	7.00	910,000		916,825
06-15-15	6.38	1,000,000	(e)	952,500
01-15-16	6.63	2,100,000		2,018,625
01-15-16	6.88	1,964,000	(e)	1,895,260
08-15-17	6.50	2,285,000	(e)	2,142,188
01-15-18	6.25	355,000		324,825
Comstock Resources
10-15-17	8.38	2,235,000	(e)	2,223,825
Denbury Resources
04-01-13	7.50	1,044,000		1,045,305
12-15-15	7.50	441,000		442,103
03-01-16	9.75	1,745,000		1,871,513
Forest Oil
Sr Nts
02-15-14	8.50	3,610,000	(d)	3,664,149
Hilcorp Energy I LP/Finance
Sr Unsecured
11-01-15	7.75	5,135,000	(d)	4,903,924
06-01-16	9.00	2,000,000	(d,e)	2,000,000
KCS Energy
04-01-12	7.13	2,410,000		2,397,950
PetroHawk Energy
07-15-13	9.13	310,000		320,850
08-01-14	10.50	2,800,000		3,038,000
06-01-15	7.88	1,120,000	(e)	1,131,200
Plains Exploration & Production
06-15-15	7.75	390,000	(e)	385,125
Plains Exploration & Production
Sr Unsecured
10-15-19	8.63	2,945,000		2,952,363
Quicksilver Resources
08-01-15	8.25	8,295,000		8,097,993
04-01-16	7.13	135,000		121,163
08-15-19	9.13	1,960,000	(e)	1,984,500
Range Resources
03-15-15	6.38	550,000	(e)	539,000
05-15-16	7.50	1,115,000		1,117,788
05-01-18	7.25	395,000		395,000
05-15-19	8.00	2,000,000		2,075,000
SandRidge Energy
06-01-18	8.00	2,310,000	(d)	2,292,675
SandRidge Energy
Pay-in-kind
04-01-15	8.63	6,110,000	(j)	6,201,649
SandRidge Energy
Sr Unsecured
05-15-16	9.88	700,000	(d,e)	749,000

Total				60,768,298

	Coupon	Principal
Issuer	rate	amount		Value(a)
Lodging (1.3%)
Starwood Hotels & Resorts Worldwide
Sr Unsecured
02-15-13	6.25	1,300,000		1,295,125
10-15-14	7.88	4,275,000		4,424,625
Wyndham Worldwide
Sr Unsecured
05-01-14	9.88	1,209,000		1,330,275
12-01-16	6.00	2,336,000		2,126,603

Total				9,176,628

Media Cable (6.0%)
Cablevision Systems
Sr Nts
09-15-17	8.63	2,765,000	(d)	2,861,775
Cequel Communications Holdings LLC
Sr Nts
11-15-17	8.63	2,667,000	(d,f)	2,629,129
Charter Communications Operating LLC/Capital
Secured
04-30-12	10.00	1,619,000	(d)	1,643,285
04-30-14	10.38	4,601,000	(d)	4,681,518
CSC Holdings
Sr Unsecured
04-15-14	8.50	1,900,000	(d,e)	2,011,625
06-15-15	8.50	3,690,000	(d,e)	3,906,788
02-15-19	8.63	1,100,000	(d)	1,177,000
DISH DBS
10-01-14	6.63	800,000		780,000
02-01-16	7.13	5,510,000		5,509,999
Mediacom Broadband LLC
Sr Unsecured
10-15-15	8.50	1,955,000	(e)	1,974,550
Mediacom LLC/Capital
Sr Nts
08-15-19	9.13	2,250,000	(d,e)	2,345,625
Videotron Ltee
01-15-14	6.88	1,875,000	(c,e)	1,875,000
04-15-18	9.13	5,295,000	(c,d)	5,745,074
04-15-18	9.13	925,000	(c)	1,001,313
Virgin Media Finance
04-15-14	8.75	1,105,000	(c)	1,127,100
08-15-16	9.13	400,000	(c,e)	412,000
08-15-16	9.50	4,435,000	(c,e)	4,690,013

Total				44,371,794

Media Non Cable (4.9%)
Intelsat Jackson Holdings
Sr Nts
11-01-19	8.50	1,665,000	(c,d,e)	1,665,000
Intelsat Subsidiary Holding
01-15-15	8.88	1,850,000	(c)	1,866,188
01-15-15	8.88	2,755,000	(c,d)	2,796,325
Interpublic Group of Companies
Sr Unsecured
07-15-17	10.00	3,465,000		3,724,875

	Coupon	Principal
Issuer	rate	amount		Value(a)
Lamar Media
04-01-14	9.75	6,310,000		6,941,000
Liberty Media LLC
Sr Unsecured
05-15-13	5.70	1,235,000		1,160,900
Nielsen Finance LLC
08-01-14	10.00	5,115,000	(e)	5,268,450
Quebecor Media
Sr Unsecured
03-15-16	7.75	2,260,000	(c,e)	2,231,750
Rainbow Natl Services LLC
09-01-12	8.75	1,500,000	(d)	1,522,500
09-01-14	10.38	155,000	(d)	162,750
Salem Communications Holding
12-15-10	7.75	4,015,000		3,212,000
Sinclair Television Group
Sr Secured
11-01-17	9.25	5,544,000	(d)	5,516,280

Total				36,068,018

Metals (1.8%)
Arch Coal
08-01-16	8.75	3,017,000	(d)	3,084,883
Arch Western Finance LLC
07-01-13	6.75	3,250,000		3,136,250
Compass Minerals Intl
Sr Nts
06-01-19	8.00	1,300,000	(d)	1,332,500
Freeport-McMoRan Copper & Gold
Sr Unsecured
04-01-17	8.38	4,080,000		4,386,000
Peabody Energy
11-01-16	7.38	620,000	(e)	626,200
Peabody Energy
Series B
03-15-13	6.88	395,000		398,950

Total				12,964,783

Non Captive Diversified (1.4%)
Ford Motor Credit LLC
Sr Unsecured
10-25-11	7.25	5,300,000		5,198,224
08-01-12	7.50	1,945,000	(e)	1,896,375
10-01-14	8.70	3,220,000	(e)	3,216,419

Total				10,311,018

Oil Field Services (0.5%)
Concho Resources
10-01-17	8.63	2,225,000		2,291,750
Key Energy Services
12-01-14	8.38	1,316,000		1,284,745

Total				3,576,495

	Coupon	Principal
Issuer	rate	amount		Value(a)
Other Financial Institutions (0.8%)
Cardtronics
08-15-13	9.25	2,130,000		2,140,650
Cardtronics
Series B
08-15-13	9.25	3,735,000		3,753,675

Total				5,894,325

Other Industry (0.9%)
Chart Inds
10-15-15	9.13	5,140,000		5,114,300
The GEO Group
10-15-17	7.75	1,575,000	(d)	1,598,625

Total				6,712,925

Packaging (2.8%)
Ball
09-01-16	7.13	400,000	(e)	409,000
09-01-19	7.38	1,120,000	(e)	1,145,200
Crown Americas LLC/Capital
11-15-13	7.63	1,500,000	(e)	1,537,500
Crown Americas LLC/Capital II
Sr Unsecured
05-15-17	7.63	2,200,000	(d)	2,255,000
Greif
Sr Nts
08-01-19	7.75	300,000	(d)	307,500
Greif
Sr Unsecured
02-01-17	6.75	4,050,000		3,969,000
Owens-Brockway Glass Container
05-15-13	8.25	1,000,000		1,020,000
05-15-16	7.38	1,120,000		1,131,200
Reynolds Group DL Escrow/LLC
Sr Secured
10-15-16	7.75	3,900,000	(d,f)	3,849,105
Sealed Air
Sr Nts
06-15-17	7.88	2,950,000	(d)	3,074,018
Silgan Holdings
Sr Sub Nts
11-15-13	6.75	1,890,000	(e)	1,890,000

Total				20,587,523

Paper (3.3%)
Boise Cascade LLC
10-15-14	7.13	2,064,000		1,713,120
Cascades
02-15-13	7.25	1,200,000	(c,e)	1,173,000
Georgia-Pacific LLC
06-15-15	7.70	3,445,000		3,548,350
05-01-16	8.25	2,175,000	(d)	2,305,500
01-15-17	7.13	898,000	(d)	906,980
Georgia-Pacific LLC
Sr Unsecured
05-15-11	8.13	2,320,000		2,412,800

	Coupon	Principal
Issuer	rate	amount		Value(a)
Graphic Packaging Intl
06-15-17	9.50	1,305,000	(d,e)	1,370,250
NewPage
Secured
05-01-12	10.00	2,915,000		1,909,325
NewPage
Sr Secured
12-31-14	11.38	4,820,000	(d)	4,807,950
Norampac Inds
06-01-13	6.75	2,386,000	(c)	2,308,455
Potlatch
Sr Nts
11-01-19	7.50	1,494,000	(d,f)	1,471,590

Total				23,927,320

Pharmaceuticals (0.5%)
Valeant Pharmaceuticals Intl
06-15-16	8.38	1,675,000	(d)	1,712,688
Warner Chilcott
02-01-15	8.75	2,075,000		2,147,625

Total				3,860,313

Railroads (0.4%)
Kansas City Southern Railway
06-01-15	8.00	3,030,000	(e)	3,105,750
Retailers (1.6%)
Neiman Marcus Group
Pay-in-kind
10-15-15	9.00	2,814,009	(e,j)	2,490,398
QVC
Sr Secured
10-01-19	7.50	3,040,000	(d)	3,040,000
Rite Aid
Sr Secured
06-12-16	9.75	1,200,000		1,296,000
10-15-19	10.25	1,500,000	(d)	1,518,750
Toys R Us Property I LLC
07-15-17	10.75	2,878,000	(d,e)	3,079,460

Total				11,424,608

Technology (1.7%)
Communications & Power Inds
02-01-12	8.00	5,300,000		5,273,500
CPI Intl
Sr Unsecured
02-01-15	6.68	246,000	(i)	214,635
Lender Processing Services
07-01-16	8.13	1,539,000		1,619,798
Seagate Technology Intl
Secured
05-01-14	10.00	2,485,000	(c,d,e)	2,770,775
SS&C Technologies
12-01-13	11.75	2,645,000		2,777,250

Total				12,655,958

	Coupon	Principal
Issuer	rate	amount		Value(a)
Transportation Services (1.1%)
Erac USA Finance
10-15-17	6.38	5,560,000	(d)	5,727,540
Hertz
01-01-14	8.88	2,370,000		2,399,625

Total				8,127,165

Wireless (6.5%)
CC Holdings GS V LLC/Crown Castle GS III
Sr Secured
05-01-17	7.75	7,300,000	(d)	7,665,000
Centennial Communications /Cellular Operating LLC/Puerto
Rico Operations
Sr Unsecured
02-01-14	8.13	1,435,000		1,483,431
Cricket Communications
07-15-15	10.00	49,000	(e)	48,143
Cricket Communications
Sr Secured
05-15-16	7.75	6,467,000	(d,e)	6,450,833
Crown Castle Intl
Sr Nts
11-01-19	7.13	3,085,000	(e)	3,054,150
MetroPCS Wireless
11-01-14	9.25	3,090,000	(e)	3,113,175
MetroPCS Wireless
Sr Unsecured
11-01-14	9.25	2,380,000	(e)	2,397,850
Nextel Communications
Series D
08-01-15	7.38	12,311,000		10,910,623
Nextel Communications
Series F
03-15-14	5.95	1,750,000		1,524,688
SBA Telecommunications
08-15-16	8.00	1,805,000	(d)	1,868,175
08-15-19	8.25	2,766,000	(d,e)	2,890,470
Sprint Nextel
Sr Unsecured
08-15-17	8.38	4,340,000		4,188,100
Wind Acquisition Finance
Sr Nts
07-15-17	11.75	2,245,000	(c,d)	2,536,850

Total				48,131,488

Wirelines (6.9%)
Cincinnati Bell
07-15-13	7.25	2,685,000		2,742,056
02-15-15	7.00	1,585,000	(e)	1,513,675
10-15-17	8.25	3,685,000		3,638,938

	Coupon	Principal
Issuer	rate	amount		Value(a)
Frontier Communications
Sr Unsecured
05-01-14	8.25	3,050,000		3,126,250
10-01-18	8.13	1,590,000		1,595,963
03-15-19	7.13	2,620,000		2,462,800
Level 3 Financing
11-01-14	9.25	1,985,000	(e)	1,766,650
02-15-15	4.60	1,100,000	(i)	800,250
02-15-17	8.75	2,750,000	(e)	2,351,250
Qwest Capital Funding
02-15-11	7.25	2,500,000	(e)	2,500,000
Qwest Communications Intl
10-01-15	8.00	1,930,000	(d,e)	1,915,525
Qwest
Sr Unsecured
03-15-12	8.88	1,170,000		1,231,425
10-01-14	7.50	1,625,000		1,641,250
06-15-15	7.63	1,890,000		1,908,900
05-01-16	8.38	5,200,000	(d,e)	5,355,999
Time Warner Telecom Holdings
02-15-14	9.25	3,380,000		3,481,400
Valor Telecommunications Enterprises Finance
02-15-15	7.75	4,240,000		4,377,800
Windstream
08-01-16	8.63	4,945,000		5,080,987
11-01-17	7.88	3,600,000	(d,e)	3,618,000

Total				51,109,118

Total Bonds
(Cost: $620,593,537)				$669,229,131

Senior Loans (4.7%)(g)

	Coupon	Principal
Borrower	rate	amount		Value(a)
Aerospace & Defense (0.3%)
Alion Science and Technology
Term Loan
02-06-13	9.50%	$2,201,743		$1,992,578
Chemicals (0.6%)
Hexion Specialty Chemicals
Tranche C1 Term Loan
05-05-13	2.56	4,853,356		3,854,972
Hexion Specialty Chemicals
Tranche C2 Term Loan
05-05-13	2.56	1,004,380		797,769

Total				4,652,741

Electric (0.4%)
Energy Future Holdings
Tranche B3 Term Loan
TBD	TBD	4,100,000	(f,h)	3,142,076
Entertainment (0.1%)
AMC Entertainment Holdings
Pay-in-kind Term Loan
06-13-12	5.30	571,452	(j)	511,450

	Coupon	Principal
Borrower	rate	amount		Value(a)
Gaming (0.1%)
Great Lakes Gaming of Michigan LLC
Development Term Loan
08-15-12	9.00	694,739	(k)	629,016
Great Lakes Gaming of Michigan LLC
Non-Gaming Land Acquisition
Letter of Credit
08-15-12	9.00	256,992	(k)	232,681
Great Lakes Gaming of Michigan LLC
Transition Term Loan
08-15-12	9.00	179,946	(k)	162,923

Total				1,024,620

Media Cable (0.5%)
Charter Communications Operating LLC
Term Loan
TBD	TBD	2,785,279	(f,h)	2,531,986
03-06-14	6.25	992,424		902,173

Total				3,434,159

Metals (0.5%)
Noranda Aluminum Acquisition
Tranche B Term Loan
05-18-14	2.24	4,641,815		3,736,661
Oil Field Services (1.0%)
Dresser
2nd Lien Term Loan
05-04-15	6.00	7,880,000		7,049,290
Wirelines (1.2%)
Fairpoint Communications
Tranche B Term Loan
TBD	TBD	473,071	(b,f,h)	379,904
03-31-15	5.00	7,046,812	(b)	5,659,013
Level 3 Communications
Tranche B Term Loan
03-13-14	11.50	2,500,000		2,650,000

Total				8,688,917

Total Senior Loans
(Cost: $28,353,170)				$34,232,492

Money Market Fund (3.4%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.25%	25,300,563	(l)	$25,300,563

Total Money Market Fund
(Cost: $25,300,563)			$25,300,563

Investments of Cash Collateral Received for Securities on Loan (11.8%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	86,205,828	$86,205,828

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $86,205,828)		$86,205,828

Total Investments in Securities
(Cost: $760,453,098)(m)		$814,968,014

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated July 31, 2009.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Oct. 31, 2009, the value of foreign securities, excluding short-term securities, represented 6.2% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2009, the value of these securities amounted to $232,437,109 or 31.7% of net assets.

(e)	At Oct. 31, 2009, security was partially or fully on loan.

(f)	At Oct. 31, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $16,314,664.

(g)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(h)	Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(i)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2009.

(j)	Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(k)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Oct. 31, 2009 was $1,024,620, representing 0.1% of net assets. Information concerning such security holdings at Oct. 31, 2009 is as follows:

	Acquisition
Security	dates	Cost

Great Lakes Gaming of Michigan LLC
Development Term Loan
9.00% 2012	03-02-07 thru 09-15-07	$687,396
Great Lakes Gaming of Michigan LLC
Non-Gaming Land Acquisition Letter of Credit
9.00% 2012	03-02-07 thru 09-15-07	254,276
Great Lakes Gaming of Michigan LLC
Transition Term Loan
9.00% 2012	03-02-07 thru 09-15-07	178,044

(l)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Oct. 31, 2009.

(m)	At Oct. 31, 2009, the cost of securities for federal income tax purposes was approximately $760,453,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$56,429,000
Unrealized depreciation	(1,914,000)

Net unrealized appreciation	$54,515,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Oct. 31, 2009:

	Fair value at Oct. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
Corporate Debt Securities	$—	$669,229,131	$—	$669,229,131

Total Bonds	—	669,229,131	—	669,229,131

Other
Senior Loans	—	33,207,872	1,024,620	34,232,492
Affiliated Money Market Fund (a)	25,300,563	—	—	25,300,563
Investments of Cash Collateral Received for Securities on Loan	86,205,828	—	—	86,205,828

Total Other	111,506,391	33,207,872	1,024,620	145,738,883

Total	$111,506,391	$702,437,003	$1,024,620	$814,968,014

(a)	Money market fund that is a sweep investment for cash balances in the Fund at Oct. 31, 2009.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Residential
	Mortgage-Backed
	Securities	Senior Loans	Total

Balance as of July 31, 2009	$94,118	$1,056,116	$1,150,234
Accrued discounts/premiums	25	1,093	1,118
Realized gain (loss)	(673,367)	931	(672,436)
Change in unrealized appreciation (depreciation)*	695,625	53,211	748,836
Net purchases (sales)	(116,401)	(86,731)	(203,132)
Transfers in and/or out of Level 3	—	—	—

Balance as of Oct. 31, 2009	$—	$1,024,620	$1,024,620

*	Change in unrealized appreciation (depreciation) relating to securities held at Oct. 31, 2009 was $748,837.

Portfolio of Investments
RiverSource Inflation Protected Securities Fund
Oct. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (100.0%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Treasury (0.8%)
Mexican Fixed Rate Bonds
(Mexican Peso) Series M-10
12-17-15	8.00%	69,340,000	(c)	$5,345,182
U.S. Government Obligations & Agencies (96.5%)
Federal Home Loan Banks
09-29-11	1.30	12,000,000	(d)	12,013,812
U.S. Treasury
10-31-16	3.13	4,220,000	(i)	4,256,250
08-15-39	4.50	10,000,000		10,446,880
U.S. Treasury Inflation-Indexed Bond
04-15-11	2.38	28,268,240	(b)	29,235,497
01-15-12	3.38	9,479,730	(b)	10,144,062
04-15-12	2.00	24,034,648	(b)	25,101,199
07-15-12	3.00	35,923,183	(b,d)	38,572,287
04-15-13	0.63	18,377,820	(b)	18,539,897
07-15-13	1.88	12,924,780	(b)	13,531,665
01-15-14	2.00	31,697,620	(b)	33,277,363
04-15-14	1.25	20,801,880	(b,d)	21,363,418
07-15-14	2.00	15,741,825	(b,d)	16,605,102
07-15-15	1.88	9,985,230	(b,d)	10,468,861
01-15-16	2.00	25,007,670	(b)	26,306,878
07-15-16	2.50	27,783,340	(b)	30,192,494
01-15-17	2.38	24,147,032	(b,d)	26,041,116
07-15-17	2.63	8,850,540	(b)	9,739,709
01-15-18	1.63	22,662,200	(b,d)	23,216,394
07-15-18	1.38	20,015,200	(b,d)	20,105,734
01-15-19	2.13	19,077,557	(b,d)	20,308,577
07-15-19	1.88	10,107,000	(b)	10,559,393
01-15-25	2.38	41,214,960	(b)	43,810,072
01-15-26	2.00	21,745,800	(b,d)	21,941,082
01-15-27	2.38	29,005,332	(b,d)	30,675,431
01-15-28	1.75	21,632,100	(b)	20,825,888
04-15-28	3.63	16,905,074	(b)	20,962,387
01-15-29	2.50	22,213,594	(b,d)	23,905,580
04-15-29	3.88	29,982,525	(b)	38,645,262
04-15-32	3.38	8,510,530	(b)	10,531,233

Total				621,323,523

Asset-Backed (1.9%)
Chase Funding Mtge Loan Asset-Backed
Series 2004-1 Cl 1A4
08-25-30	4.11	1,201,964		1,078,498
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB6 Cl A22
07-25-36	0.33	2,045,703	(g)	1,974,239
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB4 Cl A1A
04-25-37	0.33	2,585,830	(g)	1,920,099

	Coupon	Principal
Issuer	rate	amount		Value(a)
Fremont Home Loan Trust
Series 2005-A Cl M1
01-25-35	0.67	1,847,042	(g)	1,831,692
Merrill Lynch First Franklin Mtge Loan Trust
Series 2007-3 Cl A2A
06-25-37	0.29	1,791,070	(g)	1,686,406
Morgan Stanley Home Equity Loan Trust
Series 2006-2 Cl A3
02-25-36	0.41	1,658,597	(g)	1,474,468
Structured Asset Securities
Collateralized Mtge Obligation
Series 2006-NC1 Cl A6
05-25-36	0.29	2,323,277	(g)	2,199,582

Total				12,164,984

Residential Mortgage-Backed (0.8%)(h)
Jefferies & Co
Collateralized Mtge Obligation
Series 2009-R10 Cl 1A1
06-26-47	0.40	643,550	(f,g)	633,897
Jefferies & Co
Collateralized Mtge Obligation
Series 2009-R10 Cl 2A1
05-26-48	0.33	1,148,358	(f,g)	1,131,132
Washington Mutual Mtge Pass-Through Ctfs
Collateralized Mtge Obligation
Series 2004-AR9 Cl A6
08-25-34	2.95	2,745,466	(g)	2,705,032
Wells Fargo Mtge Backed Securities Trust
Collateralized Mtge Obligation
Series 2004-F Cl A3
06-25-34	4.72	554,421	(g)	547,313

Total				5,017,374

Total Bonds (Cost: $623,938,124)				$643,851,063

Money Market Fund (2.2%)

	Shares		Value(a)
Money Market Fund
RiverSource Short-Term Cash Fund, 0.25%	14,428,300	(e)	$14,428,300

Total Money Market Fund (Cost: $14,428,300)			$14,428,300

Investments of Cash Collateral Received for Securities on Loan (13.5%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	87,177,418	$87,177,418

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $87,177,418)		$87,177,418

Total Investments in Securities (Cost: $725,543,842)(j)		$745,456,781

Investments in Derivatives
At Oct. 31, 2009, $354,600 was held in a margin deposit account as collateral to cover initial margin deposits on open interest rate futures contracts.
Futures Contracts Outstanding at Oct. 31, 2009

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Treasury Note, 5-year	180	$20,961,564	Jan. 2010	$37,386
U.S. Treasury Note, 10-year	30	3,558,281	Dec. 2009	10,268

				$47,654

Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated July 31, 2009.

(b)	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Oct. 31, 2009, the value of foreign securities, excluding short-term securities, represented 0.8% of net assets.

(d)	At Oct. 31, 2009, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Oct. 31, 2009.

(f)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2009, the value of these securities amounted to $1,765,029 or 0.3% of net assets.

(g)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2009.

(h)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(i)	At Oct. 31, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $4,216,507.

(j)	At Oct. 31, 2009, the cost of securities for federal income tax purposes was approximately $725,544,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$20,476,000
Unrealized depreciation	(563,000)

Net unrealized appreciation	$19,913,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Oct. 31, 2009:

	Fair value at Oct. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
Foreign Government Obligations & Agencies	$—	$5,345,182	$—	$5,345,182
U.S. Government Obligations & Agencies	25,150,010	596,173,513	—	621,323,523
Asset-Backed Securities	—	12,164,984	—	12,164,984
Residential Mortgage-Backed Securities	—	3,252,345	1,765,029	5,017,374

Total Bonds	25,150,010	616,936,024	1,765,029	643,851,063

Other
Affiliated Money Market Fund (a)	14,428,300	—	—	14,428,300
Investments of Cash Collateral Received for Securities on Loan	87,177,418	—	—	87,177,418

Total Other	101,605,718	—	—	101,605,718

Investments in Securities	126,755,728	616,936,024	1,765,029	745,456,781
Other Financial Instruments (b)	47,654	—	—	47,654

Total	$126,803,382	$616,936,024	$1,765,029	$745,504,435

(a)	Money market fund that is a sweep investment for cash balances in the Fund at Oct. 31, 2009.

(b)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Residential
Mortgage-Backed
Securities

Balance as of July 31, 2009	$3,128,884
Accrued discounts/premiums	2,922
Realized gain (loss)	252,793
Change in unrealized appreciation (depreciation)*	(63,040)
Net purchases (sales)	(1,556,530)
Transfers in and/or out of Level 3	—

Balance as of Oct. 31, 2009	$1,765,029

*	Change in unrealized appreciation (depreciation) relating to securities held at Oct. 31, 2009 was $(63,040).

Portfolio of Investments
RiverSource Limited Duration Bond Fund
Oct. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (97.8%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Residential Mortgage-Backed (—%)(f)
IndyMac Index Mtge Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2005-AR8 Cl AX1
04-25-35	0.00%	$3,373,469	(b,e,g)	$—
Aerospace & Defense (1.0%)
L-3 Communications
06-15-12	7.63	1,000,000		1,012,710
07-15-13	6.13	3,000,000		3,022,500

Total				4,035,210

Banking (3.9%)
American Express Bank
Sr Unsecured
10-17-12	5.55	1,600,000		1,707,992
Bank of America
Sr Unsecured
01-15-13	4.88	800,000	(i)	830,055
05-15-14	7.38	1,100,000		1,231,627
Citigroup
Sr Unsecured
04-11-13	5.50	2,700,000		2,813,786
Goldman Sachs Group
Sr Unsecured
11-01-12	5.45	1,600,000	(i)	1,721,619
JPMorgan Chase & Co
Sr Unsecured
06-01-14	4.65	1,600,000		1,687,792
Merrill Lynch & Co
Sr Unsecured
08-15-12	6.05	800,000		857,254
Morgan Stanley
Sr Unsecured
05-13-14	6.00	2,600,000	(i)	2,791,001
Wachovia
Sr Unsecured
05-01-13	5.50	1,595,000		1,708,625

Total				15,349,751

Brokerage (—%)
Lehman Brothers Holdings
Sr Unsecured
05-02-18	6.88	440,000	(b,h)	70,950
Chemicals (2.2%)
Dow Capital
06-01-10	9.20	1,000,000	(c)	1,027,165

	Coupon	Principal
Issuer	rate	amount		Value(a)
Dow Chemical
Sr Unsecured
05-15-14	7.60	5,000,000	(i)	5,555,295
INVISTA
Sr Unsecured
05-01-12	9.25	1,000,000	(d)	1,015,000
Nalco
11-15-13	8.88	1,000,000	(i)	1,030,000

Total				8,627,460

Consumer Products (0.3%)
Visant
10-01-12	7.63	990,000		996,188
Electric (20.7%)
Arizona Public Service
Sr Unsecured
10-15-11	6.38	2,000,000		2,158,236
03-01-12	6.50	4,000,000		4,329,756
06-30-14	5.80	2,000,000		2,139,238
CenterPoint Energy Houston Electric LLC
Series U
03-01-14	7.00	2,660,000		3,030,847
Cleveland Electric Illuminating
Sr Unsecured
12-15-13	5.65	3,835,000		4,081,786
Consumers Energy
1st Mtge
03-15-15	5.00	1,750,000		1,881,810
Consumers Energy
1st Mtge Series D
04-15-13	5.38	2,206,000		2,373,409
Dominion Resources
Sr Nts
01-15-19	8.88	1,045,000		1,319,113
Dominion Resources
Sr Unsecured Series F
08-01-33	5.25	7,775,000		8,070,994
DTE Energy
Sr Unsecured
05-15-14	7.63	8,140,000		8,983,018
Duke Energy
Sr Unsecured
02-01-14	6.30	2,075,000		2,294,369
FirstEnergy
Sr Unsecured Series B
11-15-11	6.45	6,000		6,484
Indiana Michigan Power
Sr Unsecured
11-01-12	6.38	2,500,000		2,746,473
IPALCO Enterprises
Sr Secured
11-14-11	8.63	1,000,000		1,027,500
Metropolitan Edison
Sr Unsecured
03-15-13	4.95	4,500,000		4,685,009
Nevada Power
Series A
06-01-11	8.25	440,000		479,172

	Coupon	Principal
Issuer	rate	amount		Value(a)
Nevada Power
Series L
01-15-15	5.88	2,600,000		2,821,598
NiSource Finance
11-15-10	7.88	800,000		842,797
03-01-13	6.15	8,030,000		8,478,323
Ohio Edison
Sr Unsecured
05-01-15	5.45	1,700,000		1,795,656
Ohio Power
Sr Unsecured Series H
01-15-14	4.85	1,780,000		1,875,316
Oncor Electric Delivery
Sr Secured
05-01-12	6.38	3,000,000		3,259,404
01-15-15	6.38	2,000,000		2,211,972
Potomac Electric Power
1st Mtge
04-15-14	4.65	1,000,000		1,043,236
Progress Energy
Sr Unsecured
03-15-14	6.05	2,160,000		2,377,428
Sierra Pacific Power
09-01-13	5.45	5,593,000	(i)	5,961,623
Sierra Pacific Power
Series M
05-15-16	6.00	458,000		491,354

Total				80,765,921

Entertainment (0.6%)
Speedway Motorsports
06-01-13	6.75	2,230,000		2,196,550
Environmental (1.5%)
Waste Management
11-15-12	6.38	2,538,000		2,780,310
03-11-15	6.38	2,710,000		3,016,347

Total				5,796,657

Food and Beverage (12.5%)
Anheuser-Busch InBev Worldwide
01-15-14	7.20	7,900,000	(d)	8,899,745
Bacardi
Sr Nts
04-01-14	7.45	7,165,000	(c,d,i)	8,189,144
ConAgra Foods
Sr Unsecured
09-15-11	6.75	20,000		21,807
04-15-14	5.88	4,500,000		4,919,081
Dr Pepper Snapple Group
05-01-13	6.12	9,075,000		9,939,974
Kraft Foods
Sr Unsecured
02-11-13	6.00	450,000		484,836
10-01-13	5.25	7,000,000		7,424,697
SABMiller
01-15-14	5.70	8,405,000	(c,d)	9,089,797

Total				48,969,081

	Coupon	Principal
Issuer	rate	amount		Value(a)
Gas Pipelines (5.7%)
CenterPoint Energy Resources
Sr Unsecured
02-15-11	7.75	1,935,000		2,064,649
CenterPoint Energy Resources
Sr Unsecured Series B
04-01-13	7.88	3,350,000		3,777,929
Colorado Interstate Gas
Sr Unsecured
11-15-15	6.80	8,692,000		9,621,984
El Paso
Sr Unsecured
06-15-12	7.88	1,000,000	(i)	1,025,692
Northwest Pipeline
Sr Unsecured
06-15-16	7.00	155,000		175,459
Transcontinental Gas Pipe Line LLC
Sr Unsecured Series B
08-15-11	7.00	3,600,000		3,896,582
07-15-12	8.88	1,340,000		1,538,278

Total				22,100,573

Health Care (6.1%)
Cardinal Health
Sr Unsecured
06-15-12	5.65	1,775,000		1,880,044
06-15-13	5.50	3,010,000		3,187,500
CareFusion
Sr Unsecured
08-01-14	5.13	5,000,000	(d)	5,253,615
DaVita
03-15-13	6.63	3,300,000		3,250,500
Express Scripts
06-15-14	6.25	4,300,000		4,742,382
McKesson
Sr Unsecured
03-01-13	5.25	4,300,000		4,588,728
Omnicare
12-15-13	6.75	1,000,000		970,000

Total				23,872,769

Health Care Insurance (2.3%)
UnitedHealth Group
Sr Unsecured
11-15-12	5.50	2,400,000		2,548,762
WellPoint
Sr Unsecured
08-01-12	6.80	3,200,000		3,517,978
02-15-14	6.00	2,535,000	(i)	2,743,871

Total				8,810,611

Independent Energy (10.0%)
Anadarko Finance
Series B
05-01-11	6.75	5,000,000	(c)	5,331,260
Canadian Natural Resources
Sr Unsecured
10-01-12	5.45	1,435,000	(c)	1,537,973

	Coupon	Principal
Issuer	rate	amount		Value(a)
02-01-13	5.15	2,450,000	(c)	2,596,731
08-15-16	6.00	20,000	(c)	21,539
Chesapeake Energy
09-15-13	7.50	800,000	(i)	812,000
Devon Energy
Sr Nts
01-15-14	5.63	1,490,000		1,617,969
EnCana Holdings Finance
05-01-14	5.80	440,000	(c)	479,834
EnCana
Sr Unsecured
10-15-13	4.75	6,519,000	(c)	6,852,026
Forest Oil
Sr Nts
02-15-14	8.50	2,000,000	(d,i)	2,030,000
Newfield Exploration
Sr Sub Nts
09-01-14	6.63	700,000		691,250
Newfield Exploration
Sr Unsecured
03-01-11	7.63	680,000		702,100
Nexen
Sr Unsecured
11-20-13	5.05	7,558,000	(c,i)	7,869,592
PetroHawk Energy
07-15-13	9.13	2,000,000		2,070,000
XTO Energy
Sr Unsecured
04-15-13	6.25	1,610,000		1,761,501
06-15-13	4.63	40,000		41,514
12-15-13	5.75	3,000,000		3,263,604
04-01-16	5.65	1,360,000		1,420,429

Total				39,099,322

Integrated Energy (4.2%)
Cenovus Energy
Sr Nts
09-15-14	4.50	8,000,000	(c,d,i)	8,233,073
Hess
Sr Unsecured
02-15-14	7.00	2,005,000		2,256,956
Marathon Oil Canada
05-01-12	8.38	90,000	(c)	101,688
PC Financial Partnership
11-15-14	5.00	1,650,000		1,727,631
Petro-Canada
Sr Unsecured
07-15-13	4.00	4,000,000	(c)	4,060,440

Total				16,379,788

Media Cable (3.4%)
Comcast Cable Communications Holdings
03-15-13	8.38	3,897,000		4,529,802
Comcast Holdings
07-15-12	10.63	1,000,000		1,190,314
DIRECTV Holdings LLC/Financing
06-15-15	6.38	3,000,000		3,097,500
DISH DBS
10-01-11	6.38	800,000		818,000

	Coupon	Principal
Issuer	rate	amount		Value(a)
10-01-14	6.63	450,000		438,750
Time Warner Cable
07-01-13	6.20	3,100,000	(i)	3,396,168

Total				13,470,534

Media Non Cable (3.4%)
News America Holdings
02-01-13	9.25	1,610,000		1,888,693
Rainbow Natl Services LLC
09-01-12	8.75	1,000,000	(d)	1,015,000
Reed Elsevier Capital
06-15-12	4.63	1,530,000		1,600,053
01-15-14	7.75	735,000		844,443
RR Donnelley & Sons
Sr Unsecured
04-01-14	4.95	8,200,000		8,028,283

Total				13,376,472

Non Captive Diversified (0.4%)
General Electric Capital
08-13-12	3.50	1,600,000	(i)	1,644,406
Oil Field Services (0.9%)
Weatherford Intl
06-15-12	5.95	1,600,000		1,720,875
03-15-13	5.15	1,805,000	(c)	1,893,602

Total				3,614,477

Packaging (2.0%)
Ball
12-15-12	6.88	2,500,000	(i)	2,525,000
Crown Americas LLC/Capital
11-15-13	7.63	1,750,000	(i)	1,793,750
Owens-Brockway Glass Container
12-01-14	6.75	1,750,000	(i)	1,745,625
Silgan Holdings
Sr Sub Nts
11-15-13	6.75	1,800,000	(i)	1,800,000

Total				7,864,375

Railroads (2.9%)
Canadian Pacific Railway
Sr Unsecured
05-15-13	5.75	6,718,000	(c)	7,174,615
CSX
Sr Unsecured
03-15-12	6.30	115,000		124,396
03-15-13	5.75	1,900,000		2,034,682
08-01-13	5.50	200,000		214,520
Union Pacific
Sr Unsecured
01-31-13	5.45	1,600,000		1,725,232

Total				11,273,445

Transportation Services (1.9%)
Erac USA Finance
01-15-11	8.00	1,563,000	(d)	1,643,820
10-15-12	5.80	5,409,000	(d,i)	5,713,851

Total				7,357,671

	Coupon	Principal
Issuer	rate	amount		Value(a)
Wireless (3.4%)
Rogers Communications
06-15-13	6.25	4,505,000	(c)	4,915,694
03-01-14	6.38	5,255,000	(c)	5,811,956
Sprint Capital
01-30-11	7.63	1,500,000	(i)	1,516,875
03-15-12	8.38	1,000,000		1,012,500

Total				13,257,025

Wirelines (8.5%)
Deutsche Telekom Intl Finance
07-22-13	5.25	3,000,000	(c)	3,220,624
Embarq
Sr Unsecured
06-01-13	6.74	7,155,000		7,766,782
Frontier Communications
Sr Unsecured
01-15-13	6.25	2,500,000		2,468,750
Qwest
Sr Unsecured
09-01-11	7.88	5,100,000	(i)	5,265,750
Telecom Italia Capital
11-15-13	5.25	2,645,000	(c,i)	2,783,103
TELUS
Sr Unsecured
06-01-11	8.00	4,215,000	(c)	4,594,670
Verizon New York
Sr Unsecured Series A
04-01-12	6.88	4,030,000		4,398,914
Windstream
08-01-13	8.13	2,600,000	(i)	2,697,500

Total				33,196,093

Total Bonds (Cost: $367,913,682)				$382,125,329

Money Market Fund (0.4%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.25%	1,625,418	(j)	$1,625,418

Total Money Market Fund (Cost: $1,625,418)			$1,625,418

Investments of Cash Collateral Received for Securities on Loan (9.8%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	38,439,455	$38,439,455

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $38,439,455)		$38,439,455

Total Investments in Securities (Cost: $407,978,555)(k)		$422,190,202

Investments in Derivatives
At Oct. 31, 2009, $450,000 was held in a margin deposit account as collateral to cover initial margin requirements on open interest rate futures contracts.
Futures Contracts Outstanding at Oct. 31, 2009

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Treasury Note, 5-year	(530)	$(61,720,159)	Jan. 2010	$(456,352)
Credit Default Swap Contracts Outstanding at Oct. 31, 2009

	Referenced	Buy/sell	Pay/receive	Expiration	Notional	Unrealized
Counterparty	entity	protection	fixed rate	date	amount	appreciation

JPMorgan Chase Bank	Cardinal Health	Buy	.225%	June 20, 2012	$175,000	$807

Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated July 31, 2009.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Oct. 31, 2009, the value of foreign securities, excluding short-term securities, represented 22.0% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2009, the value of these securities amounted to $51,083,045 or 13.1% of net assets.

(e)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Oct. 31, 2009.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	Negligible market value.

(h)	This position is in bankruptcy.

(i)	At Oct. 31, 2009, security was partially or fully on loan.

(j)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Oct. 31, 2009.

(k)	At Oct. 31, 2009, the cost of securities for federal income tax purposes was approximately $407,978,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$14,648,000
Unrealized depreciation	(436,000)

Net unrealized appreciation	$14,212,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Oct. 31, 2009:

	Fair value at Oct. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
Corporate Debt Securities	$—	$382,125,329	$—	$382,125,329

Total Bonds	—	382,125,329	—	382,125,329

Other
Affiliated Money Market Fund (a)	1,625,418	—	—	1,625,418
Investments of Cash Collateral Received for Securities on Loan	38,439,455	—	—	38,439,455

Total Other	40,064,873	—	—	40,064,873

Investments in Securities	40,064,873	382,125,329	—	422,190,202
Other Financial Instruments (b)	(456,352)	807	—	(455,545)

Total	$39,608,521	$382,126,136	$—	$421,734,657

(a)	Money market fund that is a sweep investment for cash balances in the Fund at Oct. 31, 2009.

(b)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Bond Series, Inc.

By	/s/ Patrick T. Bannigan

Patrick T. Bannigan
President and Principal Executive Officer

Date	December 29, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan

Patrick T. Bannigan
President and Principal Executive Officer

Date	December 29, 2009

By	/s/ Jeffrey P. Fox

Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	December 29, 2009